As filed with the Securities and Exchange Commission on December 8, 1995

                            Securities Act Registration No. 33-86006
                            Investment Company Act Registration No. 811-8850


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [  ]

                    Pre-Effective Amendment No. _____                 [  ]

                    Post-Effective Amendment No. 3                     [X]

                                         and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                    Amendment No. 4                                    [X]

                             ICAP FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

  225 West Wacker Drive, Suite 2400
          Chicago, Illinois                        60606
(Address of Principal Executive Offices)         (Zip Code)


      Registrant's Telephone Number, including Area Code: (312) 424-9100

                               Pamela H. Conroy
                       225 West Wacker Drive, Suite 2400
                           Chicago, Illinois  60606
                     (Name and Address of Agent for Service)

                                   Copies to:

                                  Carol A. Gehl
                               Godfrey & Kahn, S.C.
                              780 North Water Street
                            Milwaukee, Wisconsin  53202

     Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940; the Registrant's Rule 24f-2 Notice for the year ended December 31, 1995 will be filed on or before February 29, 1996.

It is proposed that this filing will become effective (check appropriate box).

  [  ]  immediately upon  filing pursuant  to paragraph (b)  of Rule 485

   [X]   on December 8, 1995 pursuant to paragraph (b) of Rule 485

  [  ]  60 days after  filing pursuant to  paragraph (a)(1) of  Rule 485

  [  ]  on (date) pursuant to paragraph (a)(1) of Rule 485

  [  ]  75  days after filing  pursuant to paragraph  (a)(2) of Rule 485

  [  ]  on (date) pursuant to paragraph (a)(2) of Rule 485

                                       CALCULATION OF REGISTRATION FEE
                                                                                    Aggregate        Amount of
                                          Amount Being        Offering Price         Offering       Registration
                                           Registered          Per Share(2)           Price            Fee(3)
Title of Securities Being Registered
-----------------------------------------------------------------------------------------------------------------
Common Stock, .01 par value:                898,253.21             $26.55          $23,848,622.73      $8,223
  Equity Portfolio(1)
-----------------------------------------------------------------------------------------------------------------
Discretionary Equity Portfolio(4)           647,784.55             $25.95          $16,810,009.07      $5,796
-----------------------------------------------------------------------------------------------------------------

(1) Reduces the  amount of  shares previously registered  on November  15,1995 from 1,548,589.16 to 898,253.21.
(2) Net asset value as of November 13, 1995.
(3) Registration fees were paid on November 15, 1995.
(4) Reduces the amount  of shares previously registered  on November 15, 1995 from 1,111,764.955 to 647,784.55.


                                    SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-
Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 6th day of December, 1995.

                              ICAP FUNDS, INC. (Registrant)


                               By:   /s/ Robert H. Lyon
                                     Robert H. Lyon
                                     President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

      Name                      Title                    Date

/s/ Robert H. Lyon              President and a          December 6, 1995
---------------------           Director
Robert H. Lyon

/s/ Pamela H. Conroy            Vice  President,         December 6, 1995
---------------------           Treasurer
Pamela H. Conroy                and a Director

/s/ Gary S. Meurer              Director                  December 6, 1995
---------------------
Gary S. Meurer

---------------------           Director                   __________, 1995
Dr. James A. Gentry

/s/ Barbara A. Chiesa           Director                  December 6, 1995
---------------------
Barbara A. Chiesa

______________________          Director                   ___________, 1995
Harold W. Nations

/s/ Donald D. Niemann           Director                   December 6, 1995
----------------------
Donald D. Niemann

_______________________         Director                    __________, 1995
Joseph Andrew Hayes


                               EXHIBIT INDEX

Exhibit No.         Exhibit

        (1) Registrant's Articles of Incorporation (previously filed as Exhibit 1 to the Registration Statement on Form
                    N-1A, File Nos. 811-8850 and 33-86006)

        (2) Registrant's By-Laws (previously filed as Exhibit 2 to the Registration Statement on Form N-1A, File Nos.
                    811-8850 and 33-86006)

        (3)         None

        (4)         None

        (5)         Investment  Advisory  Agreement  (previously filed  as
                    Exhibit 5 to Registrant's Pre-Effective  Amendment No.
                    1 to  Registration Statement  on Form N-1A,  File Nos.
                    811-8850 and 33-86006)

        (6)         None

        (7)         None

        (8)         Custodian  Agreement with  United Missouri  Bank, n.a.
                    (previously filed  as Exhibit  8 to Registrant's  Pre-
                    Effective Amendment No. 1 to Registration Statement on
                    Form N-1A, File Nos. 811-8850 and 33-86006)

        (9.1)       Transfer  Agency  Agreement  with  Supervised  Service
                    Company,  Inc.  (previously filed  as  Exhibit 9.1  to
                    Registrant's   Pre-Effective   Amendment   No.  1   to
                    Registration Statement  on Form  N-1A, File  Nos. 811-
                    8850 and 33-86006)

        (9.2)       Administration  and  Fund  Accounting  Agreement  with
                    Sunstone  Financial Group,  Inc. (previously  filed as
                    Exhibit  9.2  to Registrant's  Pre-Effective Amendment
                    No.  1 to  Registration Statement  on Form  N-1A, File
                    Nos. 811-8850 and 33-86006)

        (10)        Opinion   and  Consent   of  Godfrey   &  Kahn,   S.C.
                    (previously  filed as Exhibit 10 to Registrant's Post-
                    Effective Amendment No. 2 to Registration Statement on
                    Form N-1A, File Nos. 811-8850 and 33-86006)

        (11) Consent of Coopers & Lybrand L.L.P. (previously filed as Exhibit 11 to Registrant's Post-Effective Amendment
                    No.  1 to  Registration Statement  on Form  N-1A, File
                    Nos. 811-8850 and 33-86006)

        (12)        None

        (13) Subscription Agreement (previously filed as Exhibit 13 to Registrant's Pre-Effective Amendment No. 1 to
                    Registration Statement  on Form  N-1A, File  Nos. 811-
                    8850 and 33-86006)


        (14) Individual Retirement Trust Account (previously filed as Exhibit 14 to Registrant's Pre-Effective Amendment
                    No.  1 to  Registration Statement  on Form  N-1A, File
                    Nos. 811-8850 and 33-86006)

        (15)        None

        (16)        None

        (17)        None

        (18)        None
